Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets
(8)	Intangible Assets

On June 12, 2009, the Company purchased for $2,954 the exclusive rights to manage the approximately 154,000 TEU container fleet of Capital Intermodal Limited, Capital Intermodal GmbH, Capital Intermodal Inc., Capital Intermodal Assets Limited and Xines Limited (collectively “Capital Intermodal”). The purchase price is being amortized over the expected approximate 11-year life of the contract on a pro-rata basis to the expected management fees. Amortization expense for the years ended December 31, 2011 and 2010 was $329 and $254, respectively.

On April 15, 2009, the Company purchased the exclusive rights to manage the approximately 145,000 TEU container fleet of Amficon for $10,600. The purchase price is being amortized over the expected approximate 11-year life of the contract on a pro-rata basis to the expected management fees. On October 1, 2009, the Company purchased approximately 53,000 TEU of the containers that it had been managing for Amficon for $63,676 cash and relinquished management rights for those containers previously recorded as an intangible asset of $3,378. Amortization expense for the years ended December 31, 2011 and 2010 was $562 and $641, respectively.

The changes in the carrying amount of intangible assets during the years ended December 31, 2011, 2010 and 2009 are as follows:

Balance as of December 31, 2008	$64,751
Additions arising from the Amficon, Capital Intermodal and other transactions	13,795
Amortization expense of step acquisition adjustment related to lease contracts(1)	(1,396)
Reduction arising from the relinquishment of management rights from the purchase of containers from Amficon	(3,378)
Amortization expense	(7,080)

Balance as of December 31, 2009	66,692

Amortization expense of step acquisition adjustment related to lease contracts (1)	(26)
Amortization expense	(6,544)

Balance as of December 31, 2010	60,122

Amortization expense of step acquisition adjustment related to lease contracts (1)	411
Amortization expense	(6,110)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(7,748)

Balance as of December 31, 2011	$46,675

(1)	Represents a step acquisition adjustment related to the Company’s wholly owned subsidiary, Textainer Limited’s (“TL”) purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2011:

Year ending December 31:
2012	$5,277
2013	5,616
2014	5,691
2015	5,762
2016 and thereafter	24,329

Total future amortization of intangible assets	$46,675